Average Annual Total Returns{- Freedom Income Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom Income Portfolio	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFQ Past 1 year	IXWFQ Past 5 years	IXWFQ Past 10 years
Total	3.35%	6.33%	5.15%	3.17%	6.23%	5.03%	3.03%	6.08%	4.88%	(1.54%)	3.57%	2.90%	3.15%	5.72%	4.70%